Quarterly Holdings Report
for

Fidelity® Blue Chip Growth Fund

April 30, 2020

BCF-QTLY-0620
1.800333.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.3%
Entertainment - 3.6%
Activision Blizzard, Inc.	3,210,222	$204,587
Netflix, Inc. (a)	1,250,207	524,899
Nintendo Co. Ltd.	64,060	26,452
Nintendo Co. Ltd. ADR	172,457	8,871
Roku, Inc. Class A (a)(b)	469,999	56,978
Sea Ltd. ADR (a)(b)	3,785,483	210,397
Take-Two Interactive Software, Inc. (a)	44,038	5,331
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	10,172,512	15,157
		1,052,672
Interactive Media & Services - 9.5%
Alphabet, Inc. Class A (a)	1,083,414	1,459,034
Facebook, Inc. Class A (a)	5,266,720	1,078,150
Match Group, Inc. (a)(b)	733,529	56,452
Snap, Inc. Class A (a)	217,000	3,821
Tencent Holdings Ltd.	3,320,600	174,562
Twitter, Inc. (a)	292,800	8,398
		2,780,417
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	735,240	64,554

TOTAL COMMUNICATION SERVICES		3,897,643

CONSUMER DISCRETIONARY - 24.3%
Auto Components - 0.1%
BorgWarner, Inc.	725,722	20,734
Lear Corp.	188,749	18,431
		39,165
Automobiles - 2.8%
General Motors Co.	449,400	10,017
Tesla, Inc. (a)(b)	1,037,117	810,901
		820,918
Diversified Consumer Services - 0.1%
Afya Ltd.	501,904	10,911
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	45,336	5,788
		16,699
Hotels, Restaurants & Leisure - 2.4%
Aristocrat Leisure Ltd.	372,817	6,114
Boyd Gaming Corp.	2,054,510	34,290
Chipotle Mexican Grill, Inc. (a)	38,995	34,259
Churchill Downs, Inc.	432,455	43,341
Darden Restaurants, Inc.	587,998	43,388
Eldorado Resorts, Inc. (a)	1,239,491	26,575
Evolution Gaming Group AB (f)	309,900	14,192
Extended Stay America, Inc. unit	2,068	22
Hilton Worldwide Holdings, Inc.	103,100	7,806
Las Vegas Sands Corp.	121,600	5,839
Marriott International, Inc. Class A	89,400	8,130
MGM Mirage, Inc.	1,201,310	20,218
Penn National Gaming, Inc. (a)	2,062,856	36,760
Planet Fitness, Inc. (a)	1,332,023	80,361
Shake Shack, Inc. Class A (a)(b)	415,884	22,670
Starbucks Corp.	2,783,261	213,560
Texas Roadhouse, Inc. Class A	809,251	38,108
Vail Resorts, Inc.	236,083	40,370
Wingstop, Inc.	150,688	17,671
		693,674
Household Durables - 0.3%
D.R. Horton, Inc.	232,849	10,995
Lennar Corp. Class A	478,003	23,934
Mohawk Industries, Inc. (a)	189,239	16,600
Sony Corp. sponsored ADR	413,834	26,589
Tempur Sealy International, Inc. (a)	362,154	19,466
		97,584
Internet & Direct Marketing Retail - 11.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,139,141	230,870
Amazon.com, Inc. (a)	1,048,486	2,593,964
Chewy, Inc. (b)	72,598	3,139
Delivery Hero AG (a)(f)	176,716	14,911
Farfetch Ltd. Class A (a)(b)	711,000	9,414
Fiverr International Ltd.	148,000	5,806
MercadoLibre, Inc. (a)	126,203	73,641
Ocado Group PLC (a)	560,925	11,336
Pinduoduo, Inc. ADR (a)	2,878,854	136,573
The Booking Holdings, Inc. (a)	116,094	171,885
The Honest Co., Inc. (a)(d)(e)	150,143	1,787
The RealReal, Inc. (b)	3,213,190	37,723
Wayfair LLC Class A (a)	629,895	78,132
		3,369,181
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)	69,300	656
Callaway Golf Co.	477,600	6,839
Peloton Interactive, Inc.:
Class A (a)	94,400	2,974
Class B	1,341,716	42,264
Sturm, Ruger & Co., Inc.	23,577	1,254
		53,987
Multiline Retail - 0.6%
Dollar General Corp.	184,878	32,409
Dollar Tree, Inc. (a)	1,530,677	121,949
Ollie's Bargain Outlet Holdings, Inc. (a)	80,187	5,445
		159,803
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	339,100	2,696
Burlington Stores, Inc. (a)	390,066	71,261
Carvana Co. Class A (a)(b)	1,530,367	122,598
Dick's Sporting Goods, Inc.	396,088	11,641
Five Below, Inc. (a)	626,422	56,478
Floor & Decor Holdings, Inc. Class A (a)	1,818,623	77,110
Lowe's Companies, Inc.	2,856,675	299,237
RH (a)(b)	675,552	97,131
Ross Stores, Inc.	124,026	11,331
The Home Depot, Inc.	1,101,253	242,088
TJX Companies, Inc.	293,273	14,385
		1,005,956
Textiles, Apparel & Luxury Goods - 2.9%
adidas AG	282,512	64,676
Allbirds, Inc. (a)(d)(e)	181,080	1,481
Anta Sports Products Ltd.	306,000	2,606
Canada Goose Holdings, Inc. (a)(b)	256,030	6,114
Carter's, Inc.	72,997	5,708
Crocs, Inc. (a)	1,581,185	38,344
Deckers Outdoor Corp. (a)	263,679	39,225
lululemon athletica, Inc. (a)	1,502,905	335,869
LVMH Moet Hennessy Louis Vuitton SE	103,002	39,820
Moncler SpA	860,952	32,361
NIKE, Inc. Class B	2,624,188	228,777
PVH Corp.	620,658	30,555
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	163,458	4,606
Tory Burch LLC (a)(c)(d)(e)	293,611	14,543
VF Corp.	50,200	2,917
		847,602

TOTAL CONSUMER DISCRETIONARY		7,104,569

CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.)	51,627	8,502
Monster Beverage Corp. (a)	135,310	8,364
		16,866
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	271,556	82,281
Kroger Co.	1,289,062	40,747
Performance Food Group Co. (a)	706,860	20,746
U.S. Foods Holding Corp. (a)	310,700	6,680
		150,454
Food Products - 0.0%
Freshpet, Inc. (a)	59,700	4,502
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	270,478	47,712
Herbalife Nutrition Ltd. (a)	503,252	18,796
		66,508
Tobacco - 0.5%
Altria Group, Inc.	3,356,802	131,754
JUUL Labs, Inc.:
Class A (a)(d)(e)	21,148	2,488
Class B (a)(d)(e)	6,625	779
		135,021

TOTAL CONSUMER STAPLES		373,351

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Reliance Industries Ltd.	7,345,638	142,850
Scorpio Tankers, Inc. (b)	308,266	6,748
		149,598
FINANCIALS - 1.3%
Banks - 0.3%
Bank of America Corp.	2,402,411	57,778
Citigroup, Inc.	606,153	29,435
JPMorgan Chase & Co.	42,540	4,074
Kotak Mahindra Bank Ltd.	779,186	13,996
		105,283
Capital Markets - 0.3%
BlackRock, Inc. Class A	20,271	10,177
Goldman Sachs Group, Inc.	45,736	8,389
Lazard Ltd. Class A	103,200	2,838
London Stock Exchange Group PLC	163,512	15,355
Moody's Corp.	22,269	5,431
Morgan Stanley	288,993	11,395
MSCI, Inc.	144,783	47,344
		100,929
Consumer Finance - 0.3%
Ally Financial, Inc.	1,542,861	25,287
Capital One Financial Corp.	199,220	12,901
Discover Financial Services	371,677	15,971
LendingTree, Inc. (a)	24,700	6,159
Oportun Financial Corp. (a)	214,124	1,602
Synchrony Financial	898,836	17,788
		79,708
Diversified Financial Services - 0.0%
VectoIQ Acquisition Corp. (a)(b)	579,585	7,680
Insurance - 0.3%
American International Group, Inc.	107,700	2,739
eHealth, Inc. (a)	735,144	78,440
First American Financial Corp.	65,000	2,998
		84,177
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp. Ltd.	697,722	17,652

TOTAL FINANCIALS		395,429

HEALTH CARE - 11.6%
Biotechnology - 3.8%
ACADIA Pharmaceuticals, Inc. (a)	531,503	25,677
Acceleron Pharma, Inc. (a)	398,777	36,101
Agios Pharmaceuticals, Inc. (a)	369,915	15,218
Aimmune Therapeutics, Inc. (a)(b)	639,737	10,952
Allakos, Inc. (a)(b)	78,718	5,176
Alnylam Pharmaceuticals, Inc. (a)	794,632	104,653
Arcutis Biotherapeutics, Inc. (a)	373,774	11,109
Argenx SE ADR (a)	66,722	9,774
Arrowhead Pharmaceuticals, Inc. (a)	173,256	5,965
Ascendis Pharma A/S sponsored ADR (a)	394,204	53,505
Aurinia Pharmaceuticals, Inc. (a)	538,642	9,286
BeiGene Ltd. (a)	577,200	7,040
BeiGene Ltd. ADR (a)	134,237	20,515
BioNTech SE ADR (a)(b)	42,023	1,995
Black Diamond Therapeutics, Inc. (a)	163,770	6,066
bluebird bio, Inc. (a)	98,719	5,319
Bridgebio Pharma, Inc. (b)	157,364	4,804
Cibus Corp. Series C (a)(c)(d)(e)	4,762,240	7,239
Coherus BioSciences, Inc. (a)(b)	561,363	9,319
Crinetics Pharmaceuticals, Inc. (a)	320,343	5,343
CytomX Therapeutics, Inc. (a)(f)	378,621	3,907
FibroGen, Inc. (a)	428,709	15,815
Global Blood Therapeutics, Inc. (a)	860,403	65,838
Immunomedics, Inc. (a)	197,000	5,985
Intercept Pharmaceuticals, Inc. (a)	316,429	25,922
Ionis Pharmaceuticals, Inc. (a)	151,341	8,404
Karuna Therapeutics, Inc. (a)	185,040	15,373
Mirati Therapeutics, Inc. (a)	57,519	4,891
Morphic Holding, Inc.	182,701	2,487
Neurocrine Biosciences, Inc. (a)	463,605	45,498
Passage Bio, Inc.	185,938	3,077
Principia Biopharma, Inc. (a)	187,996	11,690
Regeneron Pharmaceuticals, Inc. (a)	435,487	229,014
Revolution Medicines, Inc.	84,781	2,651
Sage Therapeutics, Inc. (a)	557,805	21,743
Sarepta Therapeutics, Inc. (a)	524,069	61,777
Seattle Genetics, Inc. (a)	110,045	15,101
Turning Point Therapeutics, Inc.	538,758	27,751
Vertex Pharmaceuticals, Inc. (a)	631,886	158,730
Xencor, Inc. (a)	402,738	11,772
Zai Lab Ltd. ADR (a)	500,993	31,422
		1,123,904
Health Care Equipment & Supplies - 2.9%
Axonics Modulation Technologies, Inc. (a)(b)	498,588	16,060
Becton, Dickinson & Co.	87,000	21,970
Boston Scientific Corp. (a)	4,771,985	178,854
DexCom, Inc. (a)	422,718	141,695
Insulet Corp. (a)	309,755	61,864
Intuitive Surgical, Inc. (a)	510,144	260,622
Masimo Corp. (a)	172,500	36,899
Nevro Corp. (a)	68,545	8,064
Novocure Ltd. (a)	257,632	16,952
Shockwave Medical, Inc. (a)	793,728	31,844
Tandem Diabetes Care, Inc. (a)	713,494	56,923
		831,747
Health Care Providers & Services - 2.3%
1Life Healthcare, Inc. (a)	316,153	7,799
Alignment Healthcare Partners unit (d)(e)	289,571	4,373
Cigna Corp.	395,763	77,482
Guardant Health, Inc. (a)	333,058	25,632
Humana, Inc.	265,166	101,246
UnitedHealth Group, Inc.	1,593,577	466,073
		682,605
Health Care Technology - 0.0%
Phreesia, Inc.	196,623	4,992
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	228,967	18,288
IQVIA Holdings, Inc. (a)	122,999	17,538
Thermo Fisher Scientific, Inc.	225,262	75,391
		111,217
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	2,492,962	130,332
Axsome Therapeutics, Inc. (a)(b)	64,909	6,168
Bristol-Myers Squibb Co.	2,861,969	174,036
Chiasma, Inc. warrants 12/16/24 (a)	55,391	73
Eli Lilly & Co.	636,903	98,491
Hansoh Pharmaceutical Group Co. Ltd. (f)	2,462,000	9,506
Horizon Pharma PLC (a)	509,839	18,375
Intra-Cellular Therapies, Inc. (a)	451,864	7,984
MyoKardia, Inc. (a)	95,478	5,998
Nektar Therapeutics (a)	862,943	16,569
OptiNose, Inc. (a)	895,926	3,620
Roche Holding AG (participation certificate)	91,958	31,845
Sanofi SA sponsored ADR	169,600	7,942
Zoetis, Inc. Class A	986,224	127,529
		638,468

TOTAL HEALTH CARE		3,392,933

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.	155,345	60,439
Northrop Grumman Corp.	131,193	43,382
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	242,545	53,360
Class C (a)(d)(e)	2,783	612
		157,793
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	221,662	14,794
Airlines - 0.2%
Delta Air Lines, Inc.	287,600	7,452
JetBlue Airways Corp. (a)	776,500	7,563
Southwest Airlines Co.	479,000	14,969
Spirit Airlines, Inc. (a)	1,695,744	25,470
United Airlines Holdings, Inc. (a)	252,300	7,463
		62,917
Building Products - 0.0%
Fortune Brands Home & Security, Inc.	175,653	8,466
Commercial Services & Supplies - 0.2%
Cintas Corp.	78,670	17,451
Copart, Inc. (a)	99,000	7,931
HomeServe PLC	1,465,017	20,574
KAR Auction Services, Inc.	431,500	6,464
		52,420
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	958,688	31,253
Electrical Equipment - 0.1%
Sensata Technologies, Inc. PLC (a)	422,206	15,360
Industrial Conglomerates - 0.8%
General Electric Co.	35,785,748	243,343
Professional Services - 0.2%
Equifax, Inc.	448,090	62,240
Road & Rail - 3.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,402,870	52,159
Lyft, Inc. (a)(b)	15,969,481	524,278
Uber Technologies, Inc.	15,710,059	475,543
		1,051,980

TOTAL INDUSTRIALS		1,700,566

INFORMATION TECHNOLOGY - 39.0%
Electronic Equipment & Components - 0.5%
Flextronics International Ltd. (a)	1,755,908	17,138
FLIR Systems, Inc.	468,930	20,352
II-VI, Inc. (a)(b)	2,212,518	76,155
Jabil, Inc.	1,611,472	45,830
		159,475
IT Services - 6.4%
Akamai Technologies, Inc. (a)	581,136	56,783
Alliance Data Systems Corp.	499,696	25,020
Black Knight, Inc. (a)	386,516	27,276
Endava PLC ADR (a)	283,446	12,406
Fiserv, Inc. (a)	129,171	13,312
MasterCard, Inc. Class A	1,870,420	514,309
MongoDB, Inc. Class A (a)	162,752	26,387
PayPal Holdings, Inc. (a)	1,409,854	173,412
Riskified Ltd. (d)(e)	14,704	2,721
Riskified Ltd. warrants (a)(d)(e)	3,105	0
Shopify, Inc. Class A (a)	275,664	174,827
Square, Inc. (a)	527,758	34,378
Twilio, Inc. Class A (a)	966,502	108,538
Visa, Inc. Class A	3,946,433	705,307
		1,874,676
Semiconductors & Semiconductor Equipment - 10.3%
Advanced Micro Devices, Inc. (a)	3,681,114	192,854
Cirrus Logic, Inc. (a)	340,221	25,721
Enphase Energy, Inc. (a)	440,181	20,614
Inphi Corp. (a)	60,115	5,804
Lam Research Corp.	360,715	92,083
Marvell Technology Group Ltd.	28,444,586	760,608
Micron Technology, Inc. (a)	5,702,698	273,102
NVIDIA Corp.	3,136,849	916,838
NXP Semiconductors NV	3,429,327	341,458
Qualcomm, Inc.	3,278,798	257,943
SolarEdge Technologies, Inc. (a)	274,114	30,588
STMicroelectronics NV (NY Shares) unit (b)	1,310,556	33,511
Synaptics, Inc. (a)	177,151	11,584
Universal Display Corp.	265,464	39,851
		3,002,559
Software - 13.8%
Adobe, Inc. (a)	1,270,417	449,270
Atom Tickets LLC (a)(c)(d)(e)	1,204,239	1,216
Avalara, Inc. (a)	168,962	15,100
Cloudflare, Inc. (a)	1,158,895	27,304
Coupa Software, Inc. (a)	179,811	31,663
Crowdstrike Holdings, Inc.	357,397	24,181
Elastic NV (a)	659,383	42,293
Fair Isaac Corp. (a)	55,335	19,530
HubSpot, Inc. (a)	222,578	37,533
Lightspeed POS, Inc. (a)	1,280,185	24,253
Microsoft Corp.	11,843,595	2,122,491
Palo Alto Networks, Inc. (a)	14,400	2,830
Paycom Software, Inc. (a)	220,665	57,598
RingCentral, Inc. (a)	371,695	84,943
Salesforce.com, Inc. (a)	4,833,912	782,852
ServiceNow, Inc. (a)	300,103	105,498
Snowflake Computing, Inc. Class B (d)(e)	22,447	870
Tanium, Inc. Class B (a)(d)(e)	554,900	6,520
The Trade Desk, Inc. (a)(b)	302,546	88,519
Workday, Inc. Class A (a)	497,212	76,521
Zendesk, Inc. (a)	78,689	6,050
Zoom Video Communications, Inc. Class A	131,016	17,709
		4,024,744
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	7,722,663	2,268,918
Pure Storage, Inc. Class A (a)	435,284	6,268
Western Digital Corp.	1,310,416	60,384
		2,335,570

TOTAL INFORMATION TECHNOLOGY		11,397,024

MATERIALS - 0.2%
Chemicals - 0.2%
The Chemours Co. LLC	4,468,403	52,414
Metals & Mining - 0.0%
First Quantum Minerals Ltd.	1,004,088	6,132
Lundin Mining Corp.	1,216,988	5,963
		12,095

TOTAL MATERIALS		64,509

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	4,367,660	32,408
Equinix, Inc.	24,477	16,527
Prologis, Inc.	31,300	2,793
		51,728
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	1,184,447	25,027

TOTAL REAL ESTATE		76,755

UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	62,927	14,544
TOTAL COMMON STOCKS
(Cost $14,366,065)		28,566,921

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(c)(d)(e)	100,182	13,882
Neutron Holdings, Inc.:
Series C (a)(d)(e)	50,654,200	8,105
Series D (a)(d)(e)	85,315,542	13,650
Topgolf International, Inc. Series F (a)(d)(e)	415,730	3,800
		39,437
Internet & Direct Marketing Retail - 0.2%
Reddit, Inc. Series B (a)(d)(e)	524,232	16,015
The Honest Co., Inc.:
Series C (a)(d)(e)	350,333	13,540
Series D (a)(d)(e)	77,448	3,544
Series E (a)(d)(e)	551,397	10,807
		43,906
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(d)(e)	71,465	585
Series B (a)(d)(e)	12,560	103
Series C (a)(d)(e)	119,995	982
Series Seed (a)(d)(e)	38,400	314
		1,984
TOTAL CONSUMER DISCRETIONARY		85,327
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.3%
Blink Health LLC Series C (d)(e)	89,676	3,556
Roofoods Ltd. Series F (a)(d)(e)	41,941	13,916
Sweetgreen, Inc.:
Series C (d)(e)	15,004	203
Series D (d)(e)	241,354	3,263
Series H (a)(d)(e)	3,242,523	43,839
Series I (d)(e)	568,842	7,691
		72,468
Food Products - 0.0%
Agbiome LLC Series C (a)(d)(e)	1,091,300	6,912
Tobacco - 1.0%
JUUL Labs, Inc.:
Series C (a)(d)(e)	2,570,575	302,402
Series D (a)(d)(e)	13,822	1,626
Series E (a)(d)(e)	14,959	1,760
		305,788
TOTAL CONSUMER STAPLES		385,168
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (d)(e)	606,719	6,532
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc. Series F (a)(d)(e)	800,982	13,088
Generation Bio:
Series B (a)(d)(e)	460,500	2,795
Series C (d)(e)	475,900	2,541
Immunocore Ltd. Series A (a)(d)(e)	11,275	1,366
Nuvation Bio, Inc. Series A (d)(e)(g)	8,221,300	6,342
		26,132
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(d)(e)	2,728,716	15,908
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	3,301	1,317
TOTAL HEALTH CARE		43,357
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	97,277	21,401
Series H (a)(d)(e)	25,767	5,669
		27,070
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(d)(e)	692,196	2,090
TOTAL INDUSTRIALS		29,160
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
ContextLogic, Inc. Series G (a)(d)(e)	133,922	17,703
Starry, Inc.:
Series C (a)(d)(e)	5,833,836	7,351
Series D (a)(d)(e)	4,312,627	5,434
		30,488
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	646,522	20
Riskified Ltd. Series E (d)(e)	14,800	2,739
		2,759
Software - 0.3%
ACV Auctions, Inc. Series E (d)(e)	866,184	4,036
Bird Rides, Inc.:
Series C (a)(d)(e)	2,114,013	18,836
Series D (d)(e)	265,200	2,363
Compass, Inc. Series E (a)(d)(e)	53,263	5,425
Dataminr, Inc. Series D (a)(d)(e)	277,250	4,547
Delphix Corp. Series D (a)(d)(e)	675,445	3,431
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,928,086	0
Malwarebytes Corp. Series B (a)(d)(e)	1,056,193	17,776
Taboola.Com Ltd. Series E (a)(d)(e)	634,902	14,342
UiPath, Inc.:
Series A1 (d)(e)	128,283	3,922
Series B1 (d)(e)	6,390	195
Series B2 (d)(e)	31,827	973
		75,846
TOTAL INFORMATION TECHNOLOGY		109,093

TOTAL CONVERTIBLE PREFERRED STOCKS		658,637

Nonconvertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Oak Street Health LLC Series III-E (c)(d)(e)	31,992	5,604
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	29,758	11,875
TOTAL HEALTH CARE		17,479
TOTAL PREFERRED STOCKS
(Cost $357,715)		676,116

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.16% (h)	10,235,823	10,239
Fidelity Securities Lending Cash Central Fund 0.11% (h)(i)	567,764,738	567,822
TOTAL MONEY MARKET FUNDS
(Cost $578,061)		578,061
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $15,301,841)		29,821,098
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(564,122)
NET ASSETS - 100%		$29,256,976

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $821,670,000 or 2.8% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,516,000 or 0.1% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series F	8/31/17	$11,121
ACV Auctions, Inc. Series E	11/6/19	$4,790
Agbiome LLC Series C	6/29/18	$6,912
Alignment Healthcare Partners unit	2/28/20	$3,509
Allbirds, Inc.	10/9/18	$1,986
Allbirds, Inc. Series A	10/9/18	$784
Allbirds, Inc. Series B	10/9/18	$138
Allbirds, Inc. Series C	10/9/18	$1,316
Allbirds, Inc. Series Seed	10/9/18	$421
Ant International Co. Ltd. Class C	5/16/18	$24,503
AppNexus, Inc. Series E (Escrow)	8/1/14	$—
Atom Tickets LLC	8/15/17	$7,063
Bird Rides, Inc. Series C	12/21/18	$24,830
Bird Rides, Inc. Series D	9/30/19	$3,426
Blink Health LLC Series C	11/7/19	$3,423
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$9,831
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$1,360
Cibus Corp. Series C	2/16/18 - 5/10/19	$8,542
Compass, Inc. Series E	11/3/17	$3,594
ContextLogic, Inc. Series G	10/24/17	$18,017
Dataminr, Inc. Series D	3/6/15	$3,535
Delphix Corp. Series D	7/10/15	$6,079
Generation Bio Series B	2/21/18	$4,212
Generation Bio Series C	1/9/20	$2,661
Immunocore Ltd. Series A	7/27/15	$2,122
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$—
JUUL Labs, Inc. Class A	12/20/17	$453
JUUL Labs, Inc. Class B	11/21/17	$—
JUUL Labs, Inc. Series C	5/22/15 - 7/6/18	$—
JUUL Labs, Inc. Series D	6/25/18 - 7/6/18	$—
JUUL Labs, Inc. Series E	12/20/17	$321
Malwarebytes Corp. Series B	12/21/15	$10,958
MOD Super Fast Pizza Holdings LLC Series 3	11/3/16 - 5/15/19	$13,959
Mulberry Health, Inc. Series A-8	1/20/16	$18,432
Neutron Holdings, Inc. Series C	7/3/18	$9,262
Neutron Holdings, Inc. Series D	1/25/19	$20,689
Nuvation Bio, Inc. Series A	6/17/19	$6,342
Oak Street Health LLC Series III-E	2/21/20	$5,000
Reddit, Inc. Series B	7/26/17	$7,442
Riskified Ltd.	12/20/19 - 4/15/20	$3,324
Riskified Ltd. Series E	10/28/19	$3,520
Riskified Ltd. warrants	10/28/19	$—
Roofoods Ltd. Series F	9/12/17	$14,829
Snowflake Computing, Inc. Class B	3/19/20	$871
Sonder Holdings, Inc. Series D	12/20/19	$6,368
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$23,515
Space Exploration Technologies Corp. Class C	9/11/17	$376
Space Exploration Technologies Corp. Series G	1/20/15	$7,535
Space Exploration Technologies Corp. Series H	8/4/17	$3,479
Starry, Inc. Series C	12/8/17	$5,379
Starry, Inc. Series D	3/6/19	$6,167
Sweetgreen, Inc. Series C	9/13/19	$257
Sweetgreen, Inc. Series D	9/13/19	$4,127
Sweetgreen, Inc. Series H	11/9/18	$42,282
Sweetgreen, Inc. Series I	9/13/19	$9,727
Taboola.Com Ltd. Series E	12/22/14	$6,619
Tanium, Inc. Class B	4/21/17	$2,755
The Honest Co., Inc.	8/21/14	$4,062
The Honest Co., Inc. Series C	8/21/14	$9,479
The Honest Co., Inc. Series D	8/3/15	$3,544
The Honest Co., Inc. Series E	9/28/17	$10,810
Topgolf International, Inc. Series F	11/10/17	$5,751
Tory Burch LLC	5/14/15	$20,936
UiPath, Inc. Series A1	6/14/19	$5,048
UiPath, Inc. Series B1	6/14/19	$251
UiPath, Inc. Series B2	6/14/19	$1,252
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$18,802
YourPeople, Inc. Series C	5/1/15	$10,314

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$102
Fidelity Securities Lending Cash Central Fund	7,732
Total	$7,834

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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